Accounts Receivables and Payables - Schedule of Account Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	$ 203,522	$ 188,358	$ 375,154
Trade receivable [Member]
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	188,298	163,473	286,563
Deposits and guarantees given [Member]
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	$ 15,224	$ 24,885	$ 88,591